Sep. 30, 2015

December 21, 2015

DBX ETF TRUST

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

(the "Funds")

Supplement to the Prospectus and Statement of Additional Information of the Funds

dated September 30, 2015

Effective immediately, the following information supplements and supersedes any contrary information contained in the Funds' Prospectus and Statement of Additional Information ("SAI").

The following is added to the "Deutsche X-trackers MSCI Brazil Hedged Equity ETF—Main Risks" and "Deutsche X-trackers MSCI Germany Hedged Equity ETF—Main Risks" sections of the Funds' Prospectus:

Non-diversification risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.